Accounts Receivable (Tables) - Forge Nano, Inc.	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounts Receivable
Schedule of details of accounts receivable

	March 31,	December 31,
	2026	2025
Trade accounts receivable	$2,024	$2,003
Less: allowance for credit losses	(40)	(40)
Net accounts receivable	$1,984	$1,963

	2025	2024
Trade accounts receivable	$2,003	$1,652
Less: allowance for credit losses	(40)	(33)
Net accounts receivable	$1,963	$1,619

Schedule of activity in the allowance for credit losses

	March 31,	December 31,
	2026	2025
Balance - January 1	$(40)	$(33)
Additions charged to expense	—	(24)
Deductions/Write-offs	—	17
Balance - December 31	$(40)	$(40)

	2025	2024
Balance – January 1	$(33)	$(52)
Additions charged to expense	(24)	(4)
Deductions/Write-offs	17	23
Balance – December 31	$(40)	$(33)

Schedule of accounts receivable, net

	March 31,	December 31,
	2026	2025
Balance - January 1	$2,003	$1,652
Invoicing	1,307	8,816
Payments	(1,286)	(8,488)
Write-offs	—	40
Credit memos	—	(17)
	$2,024	$2,003

	December 31,	December 31,
	2025	2024
Balance – January 1	$1,652	$2,614
Invoicing	8,816	7,610
Payments	(8,488)	(8,401)
Write-offs	40	(33)
Credit memos	(17)	(138)
	$2,003	$1,652